Measurement basis of financial assets and liabilities - Schedule of Offsetting of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Derivative assets	£ (19,727)	£ (24,065)
Derivative liabilities	(16,132)	(21,676)
Reverse repurchase agreements held at fair value	(50,986)	(49,476)
Repurchase agreements held at fair value	(38,570)	(37,760)
Net position	(105,681)	(100,515)
Net position	(553,672)	(531,777)
Gross amounts of assets and liabilities £m
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Derivative assets	(52,332)	(60,118)
Derivative liabilities	(50,775)	(60,150)
Net position	1,557	(32)
Net position	(829)	(98)
Gross amounts of assets and liabilities £m | Financial liabilities at fair value through profit or loss
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Repurchase agreements held at fair value	(43,304)	(35,561)
Gross amounts of assets and liabilities £m | Financial liabilities at amortised cost
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Repurchase agreements held at fair value	(51,345)	(48,566)
Gross amounts of assets and liabilities £m | Financial assets at fair value through profit or loss
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Reverse repurchase agreements held at fair value	(42,475)	(35,463)
Gross amounts of assets and liabilities £m | Financial assets at amortised cost
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Reverse repurchase agreements held at fair value	(63,862)	(60,282)
Net position	(12,517)	(11,716)
Amount offset in the balance sheet2 £m
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Derivative assets	(32,605)	(36,053)
Derivative liabilities	34,643	38,474
Net position	2,038	2,421
Net position	(100)	0
Amount offset in the balance sheet2 £m | Financial liabilities at fair value through profit or loss
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Repurchase agreements held at fair value	(21,594)	(14,997)
Amount offset in the balance sheet2 £m | Financial liabilities at amortised cost
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Repurchase agreements held at fair value	(12,775)	(10,806)
Amount offset in the balance sheet2 £m | Financial assets at fair value through profit or loss
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Reverse repurchase agreements held at fair value	(21,494)	(14,997)
Amount offset in the balance sheet2 £m | Financial assets at amortised cost
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Reverse repurchase agreements held at fair value	(12,876)	(10,806)
Net position	(101)	0
Net amount recognised in the balance sheet
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Derivative assets	(19,727)	(24,065)
Derivative liabilities	(16,132)	(21,676)
Net position	3,595	2,389
Net position	(729)	(98)
Net amount recognised in the balance sheet | Financial liabilities at fair value through profit or loss
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Repurchase agreements held at fair value	(21,710)	(20,564)
Net amount recognised in the balance sheet | Financial liabilities at amortised cost
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Repurchase agreements held at fair value	(38,570)	(37,760)
Net amount recognised in the balance sheet | Financial assets at fair value through profit or loss
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Reverse repurchase agreements held at fair value	(20,981)	(20,466)
Net amount recognised in the balance sheet | Financial assets at amortised cost
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Reverse repurchase agreements held at fair value	(50,986)	(49,476)
Net position	(12,416)	(11,716)
Cash collateral (received)/ pledged £m
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Derivative assets	(2,815)	(4,071)
Derivative liabilities	3,006	3,853
Net position	191	(218)
Net position	(46)	393
Cash collateral (received)/ pledged £m | Financial liabilities at fair value through profit or loss
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Repurchase agreements held at fair value	(14)	31
Cash collateral (received)/ pledged £m | Financial liabilities at amortised cost
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Repurchase agreements held at fair value	2	8
Cash collateral (received)/ pledged £m | Financial assets at fair value through profit or loss
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Reverse repurchase agreements held at fair value	(32)	362
Cash collateral (received)/ pledged £m | Financial assets at amortised cost
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Reverse repurchase agreements held at fair value	(75)	(257)
Net position	(77)	(265)
Non-cash collateral (received)/ pledged £m
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Derivative assets	(2,962)	(4,139)
Derivative liabilities	882	1,514
Net position	(2,080)	(2,625)
Net position	(789)	398
Non-cash collateral (received)/ pledged £m | Financial liabilities at fair value through profit or loss
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Repurchase agreements held at fair value	(21,621)	(19,991)
Non-cash collateral (received)/ pledged £m | Financial liabilities at amortised cost
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Repurchase agreements held at fair value	(38,424)	(37,427)
Non-cash collateral (received)/ pledged £m | Financial assets at fair value through profit or loss
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Reverse repurchase agreements held at fair value	(20,832)	(20,389)
Non-cash collateral (received)/ pledged £m | Financial assets at amortised cost
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Reverse repurchase agreements held at fair value	(50,843)	(49,341)
Net position	(12,419)	(11,914)
Master netting and similar agreements £m
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Derivative assets	(8,339)	(10,522)
Derivative liabilities	8,339	10,522
Net position	0	0
Net position	0	0
Master netting and similar agreements £m | Financial liabilities at fair value through profit or loss
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Repurchase agreements held at fair value	0	0
Master netting and similar agreements £m | Financial liabilities at amortised cost
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Repurchase agreements held at fair value	0	0
Master netting and similar agreements £m | Financial assets at fair value through profit or loss
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Reverse repurchase agreements held at fair value	0	0
Master netting and similar agreements £m | Financial assets at amortised cost
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Reverse repurchase agreements held at fair value	0	0
Net position	0	0
Potential net amounts if offset of related amounts permitted £m
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Derivative assets	(5,611)	(5,333)
Derivative liabilities	(3,905)	(5,787)
Net position	1,706	(454)
Net position	14	(103)
Potential net amounts if offset of related amounts permitted £m | Financial liabilities at fair value through profit or loss
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Repurchase agreements held at fair value	(103)	(542)
Potential net amounts if offset of related amounts permitted £m | Financial liabilities at amortised cost
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Repurchase agreements held at fair value	(144)	(325)
Potential net amounts if offset of related amounts permitted £m | Financial assets at fair value through profit or loss
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Reverse repurchase agreements held at fair value	(117)	(439)
Potential net amounts if offset of related amounts permitted £m | Financial assets at amortised cost
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities [Line Items]
Reverse repurchase agreements held at fair value	(218)	(392)
Net position	£ (74)	£ (67)